Investments in associates	12 Months Ended
Dec. 31, 2025
Investments in associates
Investments in associates

15       Investments in associates

	For the year ended December 31,
	2025	2024
Balances at the beginning of the year	11,746	11,992
Share of income/(loss) in associates (Note 10)	31,083	(996)
Contributions	712	666
Others	(278)	65
Translation differences	81	19
Balances at the end of the year	43,344	11,746

Breakdown of the share of income/(loss) in associates is as follows:

	2025	2024	2023
Sociedad Aeroportuaria Kuntur Wasi S.A. (1)	22,378	(666)	(84)
Navinten S.A. (2)	(168)	(263)	7,292
Corpoandino S.A.(3)	8,880	—	—
Others	(7)	(67)	(100)
	31,083	(996)	7,108

Main Associates are as follows:

			Investment in associates
			Percentage of
			ownership at		For the year ended
		Country of	December 31,		December 31,
Company	Main activity	incorporation	2025	2024	2025	2024
Aeropuertos Ecológicos de Galápagos S.A. (4)	Airport Operation	Ecuador	99.90%	99.90%	1,000	1,000
Navinten S.A.	Duty free operation	Uruguay	49.00%	49.00%	9,833	10,001
Sociedad Aeroportuaria Kuntur Wasi S.A. (1)	Airport Operation	Perú	50.00%	50.00%	23,090	—
Corpoandino S.A. (3)	Airport Operation	Perú	50.00%	50.00%	8,880	—
Others		—	—	—	541	745
					43,344	11,746

(1) On July 13, 2017, the Government of Peru notified the unilateral decision to rescind the concession agreement for the Nuevo Aeropuerto International de Chinchero; therefore, since then the investment was maintained in zero. As disclosed in Note 26.a, following an arbitration process, the Government of Peru paid an indemnification to KW due to the termination of the concession agreement. Accordingly, as of December 31, 2025, the Group recognized an income of USD 22.4 million in its share of income in associate.

15       Investments in associates (Cont.)

(2) See Note 28 regarding the acquisition of Navinten S.A.

(3) Corpoandino had a receivable that was previously impaired. Following the favorable outcome of the arbitration proceedings of Sociedad Aeroportuaria Kuntur Wasi S.A., Corpoandino will partially recover this receivable recognizing an income as of December 31, 2025.

(4) Under the terms of the Galapagos Concession Agreement, the net income generated by the Company must be transferred entirely to the DGAC. However, the Group maintains the operational management of such company and therefore has significant influence.